Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		5/1/2017
	Collection Period Ending Date		5/31/2017
	Collection Period		7
	Payment Date		6/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$44,555,300.09	$44,555,300.09	$—
(2)	Class A-2 Notes	0.992298	$380,000,000.00	$2,926,705.81	$377,073,294.19
(3)	Class A-3 Notes	1.000000	$450,000,000.00	$—	$450,000,000.00
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$1,189,555,300.09	$47,482,005.90	$1,142,073,294.19
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$1,197,055,300.09	$47,482,005.90	$1,149,573,294.19
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$44,555,300.09	$32,612.00
(13)	Class A-2 Notes		1.29000%	$380,000,000.00	$408,500.00
(14)	Class A-3 Notes		1.59000%	$450,000,000.00	$596,250.00
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$1,189,555,300.09	$1,573,255.75
	2. AVAILABLE FUNDS
(20)	Interest Collections		$4,926,475.46
(21)	Principal Collections		$28,368,489.20
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$18,578,744.48
(24)	Liquidation Proceeds		$195,738.94
(25)	Recoveries		$69,100.67
(26)	Investment Earnings		$—
(27)	Total Collections		$52,138,548.75
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$52,138,548.75
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$997,546.08	$997,546.08	$—
(31)	Class A-1 Notes Interest		$32,612.00	$32,612.00	$—
(32)	Class A-2 Notes Interest		$408,500.00	$408,500.00	$—
(33)	Class A-3 Notes Interest		$596,250.00	$596,250.00	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—
(37)	Second Allocation of Principal		$3,232,005.90	$3,232,005.90	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—

(39)	Third Allocation of Principal		$21,000,000.00	$21,000,000.00	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$2,085,741.02	$2,085,741.02	$—
			$52,138,548.75	$52,138,548.75
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$3,232,005.90
(49)	Third Allocation of Principal		$21,000,000.00
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$47,482,005.90
	4. POOL INFORMATION
(53)	Pool Balance		$1,149,573,294
(54)	Number of Receivables Outstanding		78,640
(55)	Weighted Average Contract Rate		4.83%
(56)	Weighted Average Maturity		50.51
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Collection Account Earnings		$25,178.96
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Collection Account Earnings to Servicer		$(25,178.96)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$338,949.79	57	$5,946.49
(74)	Recoveries for Collection Period		$69,100.67	20	$3,455.03
(75)	Net Losses/(Recoveries) for Collection Period		269,849.12
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$1,725,686.15
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.11505%

		5/31/2017	4/30/2017	3/31/2017	2/28/2017
(79)	Pool Balance at end of collection period	$1,149,573,294	$1,197,055,300	$1,241,160,601	$1,296,374,967
(80)	Number of receivables outstanding	78,640	80,643	82,497	84,897
(81)	Average month end Pool Balance	$1,173,314,297	$1,219,107,950	$1,268,767,784	$1,319,912,947
(82)	Realized Losses for Collection Period	$338,950	$377,388	$524,374	$444,595
(83)	Recoveries for Collection Period	$69,101	$51,473	$1,473	$151
(84)	Net Losses/(Recoveries) for Collection Period	$269,849	$325,914	$522,901	$444,444
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.347%	0.371%	0.496%	0.404%

(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.276%	0.321%	0.495%	0.404%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.377%

		5/31/2017	4/30/2017	3/31/2017	2/28/2017
(88)	Receivables 31-59 Days Delinquent	$6,981,833.89	$5,660,340.77	$5,432,496.29	$5,936,789.63
(89)	$ As % of Ending Pool Balance	0.607%	0.473%	0.438%	0.458%
(90)	# of Receivables	412	352	336	358
(91)	# As % of Ending Pool # of Receivables	0.524%	0.436%	0.407%	0.422%
(92)	Receivables 60-89 Days Delinquent	$1,026,535.46	$980,529.98	$796,379.28	$1,077,810.36
(93)	$ As % of Ending Pool Balance	0.089%	0.082%	0.064%	0.083%
(94)	# of Receivables	71	65	59	82
(95)	# As % of Ending Pool # of Receivables	0.090%	0.081%	0.072%	0.097%
(96)	Receivables 90 - 119 Days Delinquent	$514,183.94	$296,341.05	$625,263.05	$677,112.76
(97)	$ As % of Ending Pool Balance	0.045%	0.025%	0.050%	0.052%
(98)	# of Receivables	36	34	48	46
(99)	# As % of Ending Pool # of Receivables	0.046%	0.042%	0.058%	0.054%
(100)	Receivables 120+ Days Delinquent	$96,679.73	$160,162.13	$144,519.00	$203,059.59
(101)	$ As % of Ending Pool Balance	0.008%	0.013%	0.012%	0.016%
(102)	# of Receivables	6	9	7	11
(103)	# As % of Ending Pool # of Receivables	0.008%	0.011%	0.008%	0.013%
(104)	Total Delinquencies	$8,619,233.02	$7,097,373.93	$6,998,657.62	$7,894,772.34
(105)	$ As % of Ending Pool Balance	0.750%	0.593%	0.564%	0.609%
(106)	# of Receivables	525	460	450	497
(107)	# As % of Ending Pool # of Receivables	0.668%	0.570%	0.545%	0.585%
(108)	Total Repossession	$675,357.98	$522,993.51	$609,010.61	$578,731.62
(109)	# of Receivables	35	34	32	37

Name: Andy Ohler
Title: Vice President
June 12, 2017